Derivative Warrant Liabilities (Details)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020 D $ / shares shares	Jun. 30, 2021 shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Public warrants | shares	17,250,000	17,250,000	17,250,000
Private placement warrants outstanding | shares	9,900,000	9,900,000	9,900,000
Warrant description	The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of an Initial Business Combination or earlier upon redemption or liquidation. The warrants will become exercisable on the later of (a) 30 days after the completion of an Initial Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act)	The Public Warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of an Initial Business Combination or earlier upon redemption or liquidation. The warrants will become exercisable on the later of (a) 30 days after the completion of an Initial Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act).
Business combination term.	30 days	30 days
Warrants exercise basis	cashless basis
Number of fractional shares of Class A common stock will be issued upon redemption. | shares	0		0
Class A common stock
Class of Stock [Line Items]
Number of trading days on which fair market value of shares is reported | D	10
Private placement warrants	$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	0.361		0.361
Price per share of Class A common stock equals or exceeds $18.00 | Class A common stock
Class of Stock [Line Items]
Common stock redemption stock price per share (in Dollars per share)	$ 18.00
Price per warrant	$ 0.01		$ 0.01
Prior written notice period of warrants for redemption	30 days
Threshold trading days for redemption of public warrants | D	20
Threshold business days before sending notice of redemption to warrant holders	30 days
Private placement warrants	$ 11.50
Price per share of Class A common stock equals or exceeds $10.00 | Class A common stock
Class of Stock [Line Items]
Common stock redemption stock price per share (in Dollars per share)	10.00
Price per warrant	$ 0.10		$ 0.10
Prior written notice period of warrants for redemption	30 days